Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2021	2022

	(RMB in millions)
Logistics receivables	6,204	11,063
Online retail and online marketplace receivables (*)	5,840	9,982
Advertising receivables and others	890	1,113

Accounts receivable	12,934	22,158
Allowance for doubtful accounts	(1,034)	(1,582)

Accounts receivable, net	11,900	20,576

Schedule of movements in the allowances for doubtful accounts

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Balance at beginning of the year	(318)	(566)	(1,034)
Additions	(331)	(535)	(615)
Write-off	83	67	67

Balance at end of the year	(566)	(1,034)	(1,582)

(*)
For the accounts receivable in relation to consumer financing business, which is recorded in online retail and online marketplace receivables, as JD Technology performs credit risk assessment services for the individuals and purchases the over-due
receivables from the Group at carrying values to absorb the risks and obtain the rewards from such business, no allowance for doubtful accounts in relation to consumer financing receivables w as
 provided.